Derivative Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	$ (1,302)
Cumulative hedging adjustments included in the carrying amount-assets/(liabilities)	(2)
Long-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	(2,097)	$ (3,411)
Cumulative hedging adjustments included in the carrying amount-assets/(liabilities)	(424)	(440)
Hedging adjustments on discontinued hedging relationships	$ (353)	$ (404)